Balance Sheet Components - Schedule of Accrued Compensation and Benefits and Share-based Compensation (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued bonus, commissions, and cash awards	$ 190	$ 257
Accrued vacation and sabbatical	83	66
Accrued salaries and fringe benefits	25	11
Share-based payment liabilities	0	255
Accrued compensation and benefits and share-based compensation	$ 298	589
2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued compensation and benefits and share-based compensation		$ 32